Mergers and Acquisitions - Recognized amounts of identifiable assets acquired and (liabilities) assumed (Details 1) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Nov. 05, 2013		Dec. 31, 2013
Business Acquisition [Line Items]
Gain on bargain purchase			$ (1,333)
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Cash	35,919
Held to maturity investments securities	1,022
Loans	25,089
Premises and equipment	4,303
Other real estate owned	1,445
Core deposit intangibles	499		499
Deferred tax assets, net	1,997
Other assets	587
Deposits	(64,157)
Other liabilities	(336)
Total identifiable net assets	6,368
Gain on bargain purchase	(1,333)		(1,300)
Wilton Bank ("Wilton") | As Acquired
Business Acquisition [Line Items]
Cash	35,919
Held to maturity investments securities	1,022
Loans	27,097
Premises and equipment	4,303
Other real estate owned	1,895
Core deposit intangibles
Deferred tax assets, net
Other assets	587
Deposits	(64,145)
Other liabilities	(336)
Total identifiable net assets	6,342
Wilton Bank ("Wilton") | Fair Value Adjustments
Business Acquisition [Line Items]
Cash
Held to maturity investments securities
Loans	(2,008)	[1]
Premises and equipment
Other real estate owned	(450)	[2]
Core deposit intangibles	499	[3]
Deferred tax assets, net	1,997	[4]
Other assets
Deposits	(12)	[5]
Other liabilities
Total identifiable net assets	$ 26

[1]	The adjustment represents the write down of the book value of loans to their estimated fair value based on current interest rates and expected cash flows, which includes an estimate of expected loan loss inherent in the portfolio.
[2]	The adjustment represents the write down of the book value of foreclosed real estate to their estimated fair value based on current appraisals.
[3]	Represents the economic value of the acquired core deposit base (total deposits less jumbo time deposits). The core deposit intangible will be amortized over an estimated life of 9.3 years based on the double declining balance method of amortization.
[4]	Represents net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other purchase accounting adjustments.
[5]	The adjustment represents the fair value of time deposits, which were valued at a premium of 0.11% as they bore slightly higher rates than the prevailing market.